Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($)			6 Months Ended		12 Months Ended
	Aug. 16, 2021	Jan. 22, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net losses			$ (12,134,310)	$ (6,619,139)	$ (47,400,000)
Accumulated deficit			(213,099,385)		$ (200,965,075)
Net cash used in operating activities			(40,514,770)	$ 20,361,994
Current liabilities exceeding current assets			(21,400,000)
Standby equity distribution agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum value of stock available to execute		$ 20,000,000.0
ADS
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Convertible note payable and related derivative liabilities			$ 17,800,000
Subsequent event
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shares issued during the period	49,501,700
Net proceeds deducting underwriting discount and offering costs	$ 1,400,000
Maximum value of stock available to execute	$ 20,000,000.0
Subsequent event | ADS
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shares issued during the period	990,034